Investment in Unconsolidated Affiliates - Financial Information for the Partnership's Equity Investments (Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Revenues	$ 370,263	$ 235,041	$ 102,290
Operating expenses	99,084	90,453	72,775
Net income	$ 261,200	$ 135,083	$ 28,173